Financial instruments (Details 1) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	₨ 10,630	₨ 5,487
Cash and cash equivalents including other bank deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	2,993	2,110
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	₨ 7,637	₨ 3,377